Related Party Transactions	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Note 10 - Related Party Transactions

During the years ended December 31, 2014, 2013 and 2012 the Company paid rent of $2,400 each year for its office in Barbados to a company with a director in common.

During years ended December 31, 2014, 2013 and 2012, the Company paid $127,000, $97,000 and $81,500, in management fees respectively to officers of the Company.

During the years ended December 31, 2014, 2013 and 2012, the Company paid $2,000, $Nil and $38,250, in directors fees respectively to directors of the Company.

During the year ended December 31, 2014, $25,000 was charged to the Company by a related party for website management.

Convertible Promissory Note Payable

In 2010, the Company issued a convertible promissory note of $350,000 at 7% interest rate per annum to one of its shareholders. The promissory note is due on demand, unsecured with a conversion rate of $0.25 per common share at the option of the holder. The Company recognized and measured an aggregate of 100% of the proceeds, representing the intrinsic value of the imbedded amended beneficial conversion feature, to additional paid in capital and a discount against the note issued. As the note was due on demand, the discount was amortized immediately as a charge to income in 2010.

A summary of notes payable is as follows:

December 31	2014	2013

Balance owing beginning of year
Principal	$281,019	$350,000
Interest	1,940	49,452
Total	282,959	399,452
Interest accrued during the year	14,883	23,507
Payments made during the year	(125,000)	(140,000)
Total interest and principal owing, end of year	172,842	282,959
Less interest owing, end of year, shown as accounts payable and accrued charges (Note 7)	(6,906)	(1,940)
Principal owing, end of year	$165 936	$281,019

General Security Agreement

On April 16, 2011, the Company entered into a General Security Agreement with respect to the notes payable establishing a security position over all Company assets. New terms for the loans, were established and are set out as follows:

c.	Monthly interest and principal minimum payment of $10,000 shall commence beginning June 1, 2011 and shall be paid monthly thereafter

d.	The entire loan amount outstanding shall be repaid on the earlier of

iv)	At the option of the Company, at any time after November 2011

v)	36 months from the date of April 16, 2011.

vi)	The date of demand by the shareholder in the event of the occurrence of an event of default under this agreement or change in the business of the Company

During the year ended December 31, 2014, the loan agreement has been amended such that the due was extended to April 16, 2017.